SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2019
SEGMENT INFORMATION
SEGMENT INFORMATION

16. SEGMENT INFORMATION

The Group’s chief operating decision maker is our Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. The Group operates and manages its business as a single segment.

Substantially all of the Group’s revenues for the years ended December 31, 2017, 2018 and 2019 were generated from the PRC.

As of December 31, 2017, 2018 and 2019, respectively, all of long‑lived assets of the Group were located in the PRC and Hong Kong.